Income Tax (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Penalties recognized in the consolidated statements of operations	$ 0	$ 0	$ 0
Federal statutory tax rate	35.00%
Income tax benefit related to the separate account dividends received deduction	92	70
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	125	92
Year that tax credit carryforwards will begin to expire	Jan. 01, 2015
Amounts due from affiliates per tax sharing agreement	194	135	151
True-up of the prior year tax return included in current year benefit related to the separate account dividends received deduction	11
Maximum [Member]
Tax Credit Carryforward [Line Items]
True-up of the prior year tax return included in current year benefit related to the separate account dividends received deduction		$ (1)